Income Taxes Income Taxes - Deferred Taxes By Balance Sheet Account (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred income taxes - current assets	$ 168.8	$ 111.0
Deferred income taxes - long-term assets	65.3	86.5
Other current liabilities	(6.0)	(2.3)
Deferred income taxes - long-term liabilities	(1.9)	(6.5)
Net deferred tax asset	$ 226.2	$ 188.7